INVESTMENT IN UNCONSOLIDATED JOINT VENTURES - Battery Point Series A-3 Preferred Units (Detail) - USD ($)		3 Months Ended	12 Months Ended	121 Months Ended
	Mar. 20, 2019	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Redemptions of common stock (in shares)				23,819,074
Investments in unconsolidated entities		$ 77,610,000	$ 78,276,000	$ 78,276,000	$ 44,869,000
Series A-3 Preferred Units | Battery Point Holdings [Member]
Schedule of Equity Method Investments [Line Items]
Obligation to use percent of net proceeds for future equity capital raising	20.00%
Point Trust LLC
Schedule of Equity Method Investments [Line Items]
Redemptions of common stock (in shares)	13,000
Redemptions of common stock (in dollars per shares)	$ 1,000
Investment acquired (in shares)	210,000
Investment acquired (in dollars per shares)	$ 25
Point Trust LLC | Series B Preferred Units
Schedule of Equity Method Investments [Line Items]
Redemptions of common stock (in shares)	13,000
Redemptions of common stock (in dollars per shares)	$ 1,000
Aggregate principal balance	$ 13,000,000
Principal paydown	900,000
Investments					4,500,000
Number of shares purchased (in shares)			430,000
Stock repurchased during period			$ 10,800,000
Point Trust LLC | Series A-3 Preferred Units
Schedule of Equity Method Investments [Line Items]
Principal paydown	7,700,000
Investments	$ 5,300,000
Dividends, annual rate	7.50%
Distributions		300,000	300,000
Point Trust LLC | Series A-3 Preferred Units | Not Redeemed by February 28, 2020
Schedule of Equity Method Investments [Line Items]
Dividends, annual rate	10.00%
Point Trust LLC | Series A-3 Preferred Units | Not Redeemed by February 28, 2021
Schedule of Equity Method Investments [Line Items]
Dividends, annual rate	11.00%
Battery Point Series A-3 Preferred Units
Schedule of Equity Method Investments [Line Items]
Investments in unconsolidated entities		13,991,000	13,991,000	13,991,000	$ 0
Battery Point Series A-3 Preferred Units | Series A-3 Preferred Units
Schedule of Equity Method Investments [Line Items]
Investments in unconsolidated entities		$ 14,000,000	$ 14,000,000	$ 14,000,000
Number of shares owned (in shares)		640,000